Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Details
Operating Revenue	$ 8,110	$ 9,740	$ 19,443	$ 16,944
Total Revenue	8,110	9,740	19,443	16,944
Cost of Services	1,758	1,350	1,857	1,570
Gross Profit	6,352	8,390	17,586	15,374
Expenses
General and Administrative	6,749	4,282	9,984	8,072
Compensation Expense - Founder	6,272	0	6,272	0
Total Expenses	13,021	4,282	16,256	8,072
Provision for Income Taxes	0	0	0	0
Net Income (Loss)	$ (6,669)	$ 4,108	$ 1,330	$ 7,302
Net Loss per Common Share, Basic and Diluted	$ 0	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted	12,400,000	12,400,000	12,400,000	12,400,000